Segment Information (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of operating segments [Abstract]
Disclosure of non-current assets allocated by geography [Table Text Block]
	April 30, 2026	April 30, 2025
	$	$
Canada	31,821	1,660
Mexico	269,817	180,745
	301,638	182,405